Debt Obligations Debt Obligations (Future Maturities of Long-Term Debt) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
2016	$ 308
2017	1,189
2018	2,515
2019	5,007
2020	4,729
Thereafter	23,316
Long-term Debt	36,968	$ 30,485
Excluding unamortized premiums and fair value adjustments [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 37,064